EMPLOYEE BENEFITS OBLIGATIONS - Expected Employer Contributions (Details) $ in Millions	12 Months Ended
Mar. 31, 2023 CAD ($)
Expected employer contributions in funded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	$ 31.9
Expected benefits paid in unfunded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	3.6
Canadian | Expected employer contributions in funded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	31.9
Canadian | Expected benefits paid in unfunded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	2.9
Foreign | Expected employer contributions in funded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	0.0
Foreign | Expected benefits paid in unfunded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	$ 0.7